Short-term Borrowings	12 Months Ended
Dec. 31, 2023
Short-term Borrowings
Short-term Borrowings

12. Short-term Borrowings

Short-term borrowings as of December 31, 2022 and 2023 are as follows:

	As of December 31,
	2022	2023
	RMB	RMB

Short-term borrowings	—	29,825

The short-term borrowings as of December 31, 2023 carried at a fixed annual borrowing rate of 1.4% which started in November 2023.